Debt (Details) - USD ($)	Mar. 31, 2025	Jan. 23, 2025	Jan. 02, 2025	Dec. 31, 2024	Nov. 27, 2024	Nov. 01, 2024	Oct. 13, 2024	Oct. 12, 2024	Sep. 29, 2024	Sep. 24, 2024	Sep. 14, 2024	Aug. 31, 2024	Aug. 01, 2024	Jul. 31, 2024	Jul. 01, 2024	Jun. 01, 2024	May 31, 2024	Apr. 01, 2024	Mar. 26, 2024	Mar. 06, 2024	Feb. 26, 2024	Dec. 31, 2023	Dec. 19, 2023	Nov. 30, 2023	Sep. 10, 2023	Jul. 31, 2023	Dec. 12, 2022	May 18, 2019	Sep. 15, 2018
Debt
Short-term debt, related parties	$ 20,686,000			$ 19,973,000																		$ 16,050,000
Related party
Debt
Short-term debt, related parties	20,686,000			19,973,000																		16,050,000
Feelux Bonds | Related party
Debt
Short-term debt, related parties	10,000,000			10,000,000																		10,000,000							$ 10,000,000
Car-Tcellkor Loan | Related party
Debt
Short-term debt, related parties	800,000			800,000																		800,000						$ 800,000
Ewon December 2022 Loan | Related party
Debt
Short-term debt, related parties	2,000,000			2,000,000																		2,000,000					$ 5,000,000
Valetudo December 2022 Loans | Related party
Debt
Short-term debt, related parties	700,000			700,000																		700,000
Valetudo June 2023 Loans | Related party
Debt
Short-term debt, related parties	500,000			500,000																		500,000
Valetudo July 2023 Loan | Related party
Debt
Short-term debt, related parties	250,000			250,000																		250,000				$ 300,000
Valetudo August 2023 Loans | Related party
Debt
Short-term debt, related parties	400,000			400,000																		400,000
Ewon September 2023 Loan | Related party
Debt
Short-term debt, related parties	200,000			200,000																		200,000			$ 200,000
Valetudo November 2023 Loan | Related party
Debt
Short-term debt, related parties	200,000			200,000																		200,000		$ 200,000
Ewon December 2023 Loan | Related party
Debt
Short-term debt, related parties	1,000,000			1,000,000																		1,000,000	$ 1,000,000
Valetudo January 2024 Loans | Related party
Debt
Short-term debt, related parties	750,000			750,000
Prophase February 2024 Loan | Related party
Debt
Short-term debt, related parties	200,000			200,000																	$ 200,000
Prophase March 2024 Loan | Related party
Debt
Short-term debt, related parties	250,000			250,000															$ 300,000	$ 300,000
Prophase April 2024 Loan | Related party
Debt
Short-term debt, related parties	250,000			250,000														$ 300,000
Prophase May 2024 Loans | Related party
Debt
Short-term debt, related parties	790,000			790,000											$ 500,000	$ 300,000	$ 800,000
Prophase July 2024 Loans | Related party
Debt
Short-term debt, related parties	83,000			83,000					$ 50,000	$ 3,000	$ 30,000			$ 83,000	$ 83,000
Prophase August 2024 Loans | Related party
Debt
Short-term debt, related parties	50,000			50,000			$ 20,000	$ 30,000				$ 50,000
Hana August 2024 Loans | Related party
Debt
Short-term debt, related parties	850,000			850,000									$ 900,000									0
Amantes November 2024 Loans | Related party
Debt
Short-term debt, related parties	$ 700,000	$ 300,000	$ 300,000	$ 700,000	$ 300,000	$ 400,000																$ 0